Accounts receivable (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Allowance for Doubtful Accounts, Premiums and Other Receivables	$ 0	$ 33,000
Jorgan And Jbah [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable, Related Parties	1,186,803
[custom:OtherAccountsReceivableRelatedParties-0]	$ 33,602